Share Purchase Warrants and Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Purchase Warrants and Stock Options [Line Items]
Fair value of warrants	$ 73,200	$ 80,520	$ 833,615
Stock-based compensation expense	$ 23,327	$ 34,123
Weighted-average remaining life stock options		3 years 9 months 3 days
Share Purchase Warrants [Member]
Share Purchase Warrants and Stock Options [Line Items]
Warrant term	3 years 6 months
Warrant to purchase common stock (in Shares)	12,843
Exercise price (in Dollars per share)	$ 7.48
Warrant [Member]
Share Purchase Warrants and Stock Options [Line Items]
Warrant to purchase common stock (in Shares)	3,416	3,416
Exercise price (in Dollars per share)	$ 37.5	$ 37.5
Weighted-average remaining life		3 years 10 months 20 days
Stock Options [Member]
Share Purchase Warrants and Stock Options [Line Items]
Option term	3 years 8 months 12 days
Black-Scholes Option Pricing Model [Member]
Share Purchase Warrants and Stock Options [Line Items]
Volatility	184.49%
Discount rate	4.60%
Grant date, per share (in Dollars per share)	$ 7.6
Fair value of debt discount and additional paid in capital	$ 96,092